Fair Value Measurements and Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Financial Assets Measured and Recognized at Fair Value on Recurring Basis

As of September 30, 2014, the Company had no Level 3 assets or liabilities. As of December 31, 2012 and 2013, financial liabilities measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above were as follows (in thousands):

	TOTAL CARRYING VALUE	QUOTED PRICES IN ACTIVE MARKETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
December 31, 2012

Liabilities:
Preferred stock warrant liability	$36	$—	$—	$36
Common stock warrant liability	5	—	—	5
Embedded derivative liability	18	—	—	18

Total liabilities	$59	$—	$—	$59

December 31, 2013

Liabilities:
Preferred stock warrant liability	$91	$—	$—	$91
Common stock warrant liability	42	—	—	42

Total liabilities	$133	$—	$—	$133

Summary of Changes in Estimated Fair Value of Warrants Liabilities and Embedded Derivative Liability

The following table provides a summary of changes in the estimated fair value of the Company’s warrants liabilities and embedded derivative liability measured at estimated fair value using significant Level 3 inputs (in thousands):

	CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY	COMMON STOCK WARRANT LIABILITY	EMBEDDED DERIVATIVE LIABILITY(1)
Balance—January 1, 2012	$49	$—	$—
Obligation to issue a warrant	—	5	—
Embedded derivative on notes payable issuance	—	—	24
Change in fair value	(13)	—	(6)

Balance—December 31, 2012	36	5	18
De-recognition of embedded derivative upon convertible notes conversion	—	—	(18)
Change in fair value	55	37	—

Balance—December 31, 2013	91	42	—
Issuance of common stock warrant (unaudited)	—	(41)	—
Change in fair value (unaudited)	760	(1)	—
Exercises (unaudited)	(851)	—	—

Balance—September 30, 2014 (unaudited)	$—	$—	$—

(1)	In November 2013, the liability terminated upon the conversion of the notes into Series A convertible preferred stock.